Federated Intermediate Municipal Trust
A Portfolio of Intermediate Municipal Trust
INSTITUTIONAL SHARES (TICKER FIMTX)
CLASS Y SHARES (TICKER FIMYX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED jULY 31, 2012
Beginning on July 31, 2013, Federated Investment Management Company, the investment adviser to Federated Intermediate Municipal Trust (the “Fund”), may invest the Fund's assets without limitation in investments the interest from which (while exempt from federal regular income tax) may be subject to the federal alternative minimum tax for individuals and corporations (or the AMT).
Accordingly, under the heading entitled “What are the Fund's Main Investment Strategies?,” please delete the text prior to “What are the Main Risks of Investing in the Fund?” in its entirety and replace it with the following:
“The Fund pursues its objective by investing its assets so that, normally (except as discussed herein), distributions of annual interest income are exempt from federal regular income tax. As described in the Fund's prospectus, income from certain of the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).
At least 75% of the Fund's portfolio securities will be investment grade or of comparable quality. Federated Investment Management Company, the Fund's investment adviser (Adviser), expects that normally, up to 15% of the Fund's total assets may be invested in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds. The Adviser may opportunistically invest up to 25% of the Fund's total assets in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated “AAA,” “AA,” “A” or “BBB” by Standard & Poor's, an NRSRO, would be rated in the first, second, third or fourth ratings categories, respectively. Securities rated below investment grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB by Standard & Poor's, an NRSRO, would be noninvestment-grade securities. The Fund does not have a specific minimum quality rating. The Fund considers, among other factors, a security's duration (or sensitivity of a security's price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund's portfolio that offer, or that are in sectors that offer, enhanced levels of income. The Fund's average weighted maturity is not less than three nor more than ten years.

The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds, special revenue bonds, private activity bonds, tax increment financing bonds, municipal leases, zero-coupon securities, inverse floaters, municipal mortgage-backed securities, planned amortization classes, variable rate demand instruments, municipal notes and municipal auction rate securities. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement. The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) and hybrid instruments to implement its investment strategies as more fully described in the Fund's prospectus.
Beginning on July 31, 2013, the Adviser may invest the Fund's assets without limitation in investments the interest from which (while exempt from the regular federal income tax) may be subject to the AMT. Prior to July 31, 2013, the Fund's Adviser normally will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the AMT, such that, normally, distributions of annual interest income also will be exempt from the AMT. In certain circumstances prior to July 31, 2013 (such as, for example, when there is a lack of supply of non-AMT securities or there are advantageous market conditions, or if there are changes in tax laws relating to the AMT), to pursue the Fund's investment objective, the Adviser also may invest the Fund's assets in other securities that may be subject to AMT. When there is a lack of supply of non-AMT securities and/or other circumstances that exist, such circumstances may result in the Fund acquiring prior to July 31, 2013, AMT securities that are consistent with the Fund's investment objective. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), an issuer bankruptcy or another event or circumstance. In such circumstances, interest from the Fund's investments made prior to July 31, 2013, also may be subject to the AMT.

The Fund also may invest in certain securities or other investments as described in the Fund's prospectus (such as market discount bonds, credit default swaps and other derivative transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes).
Because the Fund refers to municipal investments in its name, the Fund has a policy that, normally, the Fund will invest at least 80% of its net assets in a diversified portfolio of municipal securities the income of which is exempt from federal regular income tax with an average weighted maturity of not less than three nor more than ten years.”
May 16, 2013

Federated Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451690 (5/13)
Federated Intermediate Municipal Trust
A Portfolio of Intermediate Municipal Trust
INSTITUTIONAL SHARES (TICKER FIMTX)
CLASS Y SHARES (TICKER FIMYX)

SUPPLEMENT TO statutory PROSPECTUS DATED jULY 31, 2012
Beginning on July 31, 2013, Federated Investment Management Company, the investment adviser to Federated Intermediate Municipal Trust (the “Fund”), may invest the Fund's assets without limitation in investments the interest from which (while exempt from federal regular income tax) may be subject to the federal alternative minimum tax for individuals and corporations (or the “AMT”).
1. Accordingly, under the heading entitled “What are the Fund's Main Investment Strategies?,” please delete the text prior to “What are the Main Risks of Investing in the Fund?” in its entirety and replace it with the following:
“The Fund pursues its objective by investing its assets so that, normally (except as discussed herein), distributions of annual interest income are exempt from federal regular income tax. As described in the Fund's prospectus, income from certain of the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).
At least 75% of the Fund's portfolio securities will be investment grade or of comparable quality. Federated Investment Management Company, the Fund's investment adviser (Adviser), expects that normally, up to 15% of the Fund's total assets may be invested in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds. The Adviser may opportunistically invest up to 25% of the Fund's total assets in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated “AAA,” “AA,” “A” or “BBB” by Standard & Poor's, an NRSRO, would be rated in the first, second, third or fourth ratings categories, respectively. Securities rated below investment grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB by Standard & Poor's, an NRSRO, would be noninvestment-grade securities. The Fund does not have a specific minimum quality rating. The Fund considers, among other factors, a security's duration (or sensitivity of a security's price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund's portfolio that offer, or that are in sectors that offer, enhanced levels of income. The Fund's average weighted maturity is not less than three nor more than ten years.
The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds, special revenue bonds, private activity bonds, tax increment financing bonds, municipal leases, zero-coupon securities, inverse floaters, municipal mortgage-backed securities, planned amortization classes, variable rate demand instruments, municipal notes and municipal auction rate securities. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement. The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) and hybrid instruments to implement its investment strategies as more fully described in the Fund's prospectus.
Beginning on July 31, 2013, the Adviser may invest the Fund's assets without limitation in investments the interest from which (while exempt from the regular federal income tax) may be subject to the AMT. Prior to July 31, 2013, the Fund's Adviser normally will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the AMT, such that, normally, distributions of annual interest income also will be exempt from the AMT. In certain circumstances prior to July 31, 2013 (such as, for example, when there is a lack of supply of non-AMT securities or there are advantageous market conditions, or if there are changes in tax laws relating to the AMT), to pursue the Fund's investment objective, the Adviser also may invest the Fund's assets in other securities that may be subject to AMT. When there is a lack of supply of non-AMT securities and/or other circumstances that exist, such circumstances may result in the Fund acquiring prior to July 31, 2013, AMT securities that are consistent with the Fund's investment objective. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), an issuer bankruptcy or another event or circumstance. In such circumstances, interest from the Fund's investments made prior to July 31, 2013, also may be subject to the AMT.
The Fund also may invest in certain securities or other investments as described in the Fund's prospectus (such as market discount bonds, credit default swaps and other derivative transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes).

Because the Fund refers to municipal investments in its name, the Fund has a policy that, normally, the Fund will invest at least 80% of its net assets in a diversified portfolio of municipal securities the income of which is exempt from federal regular income tax with an average weighted maturity of not less than three nor more than ten years.”
2. Under the heading entitled “What are the Fund's Investment Strategies?,” please delete the first ten paragraphs in their entirety and replace them with the following:
“While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the principal strategies and policies described in this Prospectus. The Fund's Statement of Additional Information (SAI) provides information about the Fund's non-principal strategies.
The Fund pursues its objective by investing its assets so that, normally (except as discussed herein), distributions of annual interest income are exempt from federal regular income tax. As described in the Fund's prospectus, income from certain of the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).
The Fund's average weighted maturity is not less than three nor more than ten years. Federated Investment Management Company, the Fund's investment adviser (Adviser), actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and provide enhanced levels of income and superior levels of after-tax total return.
At least 75% of the Fund's portfolio securities will be investment-grade or of comparable quality. The Fund's Adviser expects that, normally, up to 15% of the Fund's total assets may be invested in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds. The Fund's Adviser also may opportunistically invest up to 25% of the Fund's total assets in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated “AAA,” “AA,” “ A” or “BBB” by Standard & Poor's, an NRSRO, would be rated in the first, second, third or fourth ratings categories, respectively. Securities rated below investment grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB by Standard & Poor's, an NRSRO, would be noninvestment-grade securities. The Fund does not have a specific minimum quality rating. Whether a security is an investment-grade, tax-exempt security will be determined at the time when the security is purchased. For example, a downgrade in a security's rating/quality will not require the Fund to sell any tax exempt security held in the Fund's portfolio. The investment-grade, tax-exempt securities in which the Fund invests generally are subject to interest rate, issuer credit, counterparty credit, liquidity, tax, leverage, call, sector, prepayment, technology, credit enhancement and economic risks, and the derivatives contracts and hybrid instruments in which the Fund invests are subject to these risks as well as the risks of investment in derivatives contracts and hybrid instruments, all as described in this Prospectus. The noninvestment-grade securities in which the Fund invests also are subject to interest rate, issuer credit, counterparty credit, liquidity, tax, leverage, call, sector, prepayment, technology, credit enhancement and economic risks, as well as the risks of investing in noninvestment-grade securities, all as described in this Prospectus.
Beginning on July 31, 2013, the Adviser may invest the Fund's assets without limitation in investments the interest from which (while exempt from the regular federal income tax) may be subject to the AMT. Prior to July 31, 2013, the Fund's Adviser normally will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the AMT, such that, normally, distributions of annual interest income also will be exempt from the AMT. In certain circumstances prior to July 31, 2013 (such as, for example, when there is a lack of supply of non-AMT securities or there are advantageous market conditions, or if there are changes in tax laws relating to the AMT), to pursue the Fund's investment objective, the Adviser also may invest the Fund's assets in other securities that may be subject to AMT. When there is a lack of supply of non-AMT securities and/or other circumstances that exist, such circumstances may result in the Fund acquiring prior to July 31, 2013, AMT securities that are consistent with the Fund's investment objective. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), an issuer bankruptcy or another event or circumstance. In such circumstances, interest from the Fund's investments made prior to July 31, 2013, also may be subject to the AMT.
The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. “Duration” measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including (among others) the following:
■	current and expected U.S. economic growth;
■	current and expected interest rates and inflation;

■	the Federal Reserve's monetary policy; and
■	supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.
The Adviser manages credit risk by performing a fundamental credit analysis on tax-exempt securities before the Fund purchases such securities. The Adviser considers various factors, including (among others) the following:
■	the economic feasibility of revenue bond financings and general purpose financings;
■	the financial condition of the issuer or guarantor; and
■	political developments that may affect credit quality.
The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing, as the Adviser considers necessary or appropriate in accordance with its procedures, periodic financial data and ratings of NRSROs.
To select securities, the Adviser focuses on several factors. First, it considers sources available to the issuer for making principal and interest payments to assess whether the security's risk is commensurate with its potential return. Second, the Adviser considers the structure of the security; it seeks securities with favorable structural attributes such as protection against issuer calls. The Adviser attempts to provide enhanced levels of income, subject to these considerations and the Fund's maturity and quality constraints, by purchasing securities offering the highest expected returns.
The Adviser attempts to provide superior levels of after-tax total return. Total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the net asset value (NAV) of Fund Shares. The Adviser seeks total return on an after-tax basis, so that it will try to maximize distributions of income exempt from federal regular income tax; make limited ordinary income distributions; and minimize or eliminate capital gains distributions. In seeking to increase incremental after-tax total returns, the Fund may invest in tax-exempt securities that are trading at a price less than the original issue price (or market discount bonds), enter into credit default swap arrangements and other derivative transactions, and engage in other permissible activities that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may result in taxable distributions to shareholders. The ordinary income derived from these investment strategies generally will be limited to approximately 5% or less of the Fund's annual distributions.”
May 16, 2013

Federated Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451689 (5/13)